Trade and other receivables (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Nov. 01, 2023	Jun. 30, 2023	[1]	Jun. 30, 2022	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Provision for doubtful account for credit loss allowance	$ (174,226) [1]		$ (6,486,838)		$ (6,486,838)	$ 6,486,838
Cash transferred		$ 2,498,973
Solar Flow Through Funds Ltd [member]
IfrsStatementLineItems [Line Items]
Provision for doubtful account for credit loss allowance	6,486,838
Cash transferred	$ 1,750,143
Issue of equity of common shares	1,052,599
Par value per share	$ 2.93
Other comprehensive income	$ 4,839,438

[1]	In 2017, the Company entered into a sales contract with a group of limited partnerships now known as Solar Flow-Through Funds Ltd. (“SFF”) to provide development services for solar photovoltaic projects. The Company has written off receivables of total $6,486,838 in the year ended June 30, 2019 due to cancellation of the projects by the Ontario government.